Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
OTHER FINANCIAL ASSETS
Summary of Other Financial Assets

	Current		Non-current
	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with changes in other comprehensive income	127,854	127,854	2,358,143	2,326,480
Financial assets measured at amortized cost	118,547	808,692	—	—
Hedging derivatives	3,584,937	1,000,964	37,020,922	16,422,737
Non-Hedging derivatives	210,077	1,414,894	—	1,911,233
Total	4,041,415	3,352,404	39,379,065	20,660,450